PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2013
PROPERTY AND EQUIPMENT, NET [Abstract]
Schedule of Property And Equipment, Net
	December 31,
	2013	2012
Cost:
Computers, software and related equipment	$5,139	$5,023
Laboratory equipment and office furniture	4,219	4,032
Leasehold improvements	668	643

	10,026	9,698
Accumulated depreciation:
Computers, software and related equipment	4,978	4,885
Laboratory equipment and office furniture	3,281	3,060
Leasehold improvements	559	503

	8,818	8,448

Depreciated cost	$1,208	$1,250